Derivative Assets And Liabilities (Narrative) (Details) (USD $)	Dec. 31, 2013 contract	Dec. 31, 2012 contract
Derivative [Line Items]
Derivatives, notional amount	$ 1,900,000,000	$ 2,400,000,000
Fair value of derivatives	25,500,000	(4,700,000)
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	32,700,000	10,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	7,200,000	14,700,000
Number of interest rate swaps held	5	6
Interest rate swaps, fair value	(5,600,000)	(11,300,000)
Cash collateral	4,900,000	800,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivatives, notional amount	$ 500,000,000	$ 700,000,000
Genesis [Member]
Derivative [Line Items]
Number of interest rate swaps held	2